BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
Basic and Diluted Loss Per Share

4. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
		2012			2011			2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,014,640)			$(1,757,997)			$(5,858,578)			$(5,810,148)
Less: Preferred stock dividends	-			-			-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(3,014,640)	36,334,942	$(0.08)	$(1,757,997)	36,255,098	$(0.05)	$(5,858,578)	36,315,453	$(0.16)	$(5,891,799)	33,923,120	$(0.17)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	September 30, 2012	September 30, 2011
Options to purchase common stock	-	129,532

For the periods ended September 30, 2012 and 2011, 14,968,048 and 15,867,581 warrants and options have been excluded from the computation of potentially dilutive securities, respectively, as their exercise prices are greater than the fair market price per common share as of September 30, 2012 and 2011, respectively.